SCHEDULE OF RECONCILIATION OF INCOME TAXES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Tax Disclosure [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Computed expected benefits	$ 22,418	$ 51,815	$ (891,076)	$ (241,137)
Temporary differences	(39,459)	(103,932)	(50,911)	(15,205)
Permanent difference	1,478		56,227	3,732
Change in valuation allowance	26,288	55,476	911,627	268,680
Income tax expense	10,725	3,359	25,867	16,070
Reported income tax expense	$ 10,725	$ 3,359	$ 25,867	$ 16,070